Taxation - Disclosure of recognized income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	$ 14,401	$ 22,247	$ 21,796
Total deferred income tax expense/(benefit)	(70,120)	(18,491)	(7,395)
Total income tax expense/(benefit), recognized	(55,719)	3,756	14,401
Federal
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	13,065	22,138	21,796
Total deferred income tax expense/(benefit)	(48,240)	(15,416)	(7,349)
Foreign
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	0	0	0
Total deferred income tax expense/(benefit)	0	0	0
State
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	1,336	109	0
Total deferred income tax expense/(benefit)	$ (21,880)	$ (3,075)	$ (46)